Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2017
Intangible assets - Goodwill [Abstract]
Intangible assets - Goodwill

14. Intangible assets - Goodwill

Goodwill is the difference between the acquisition cost and the Bank's participation in the net fair value of assets, liabilities and contingent liabilities of the acquired company. When the difference is negative (negative goodwill), it is recognized immediately through income statement. In accordance with IFRS 3 Business Combinations, goodwill is stated at cost and is not amortized but tested annually for impairment or whenever there is an evidence of reduction on the recoverable value of the cash generating unit to which the goodwill was allocated. Goodwill is recognized at cost considering the accumulated  impairment losses. Impairment losses related to goodwill are not reversible. Gains and losses related to the sale of an entity include the carrying amount of goodwill relating to the entity sold.

The goodwill recorded is subject to impairment test (note 2.o.i) and has been allocated according to the operating segments (note 46).

Based on the assumptions described above, no impairment loss was recognized for goodwill at December 31, 2017, 2016 and 2015.

Thousand of reais	2017	2016	2015

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,217,565	27,217,565
Olé Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)	13,050	13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	-	-
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
BW Guirapá I S.A.	-	22,320	-
Ipanema Empreendimentos e Participações Ltda. (Note 3.c)	28,120	-	-
Others	1,860	-	-
Total	28,364,256	28,355,039	28,332,719

	Commercial Banking
	2017	2016	2015
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual	8.3%	8.0%	7.5%
Discount rate (2)	14.6%	15.2%	15.2%

(1) 'The projections of cash flow are prepared using Management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.

(2) The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 20.42% (2016 - 20.23% and 2015 - 20.11%).

The impairment test was performed during the second half of 2017, since at the end of each reportable period or whenever there is any indication of impairment, goodwill is tested for impairment.

In the goodwill impairment test, discount rates and perpetuity growth are the most sensitive assumptions for the calculation of present value (value in use) of future cash flows discounted to present value. With the variation of + 0.25% or -0.25% in these rates, the value of future cash flows discounted to present value remains higher than Banco Santander's shareholders' equity.

The changes of goodwill in December, 31 2017, 2016 and 2015 were as follows:

Thousand of reais	2017	2016	2015

Balance at beginning of the year	28,355,039	28,332,719	28,270,955
Additions (loss):
Olé Consignado(Note 4.c)	-	-	62,800
Super (Note 4.c)	-	-	(1,036)
BW Guirapá (Note 4.c)	(22,320)	22,320	-
Banco PSA Finance Brasil S.A.	1,557	-	-
Ipanema Empreendimentos e Participações Ltda. (Note 3.c)	28,120	-	-
Others	1,860	-	-
Balance at end of the year	28,364,256	28,355,039	28,332,719

(1) In 2016 refers to goodwill of BW Guirapá. In 2015, the Banco Santander, through Aymoré CFI, became the controlling shareholder of Banco Bonsucesso Consignado, with 60% of capital.